DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Summary of Operating Results Reflected as Discontinued Operations

Following is a summary of the operating results of the vaccines business, which have been reflected as discontinued operations for the three and nine months ended September 30, 2015 and 2014:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2015	2014	2015	2014

Net sales	$—	$54	$1	$267
Income (loss) from discontinued operations before income taxes, excluding gain on sale	—	23	(4)	138
Gain on sale before income taxes	34	—	44	—
Income tax expense	(6)	(2)	(6)	(16)

Income from discontinued operations, net of taxes	$28	$21	$34	$122

Following is a summary of the operating results of the vaccines business, which have been reflected as discontinued operations for the years ended December 31, 2014, 2013 and 2012.

years ended December 31 (in millions)	2014	2013	2012

Net sales	$301	$292	$254
Income from operations before income taxes, excluding gain on sale	150	3	51
Gain on sale before income taxes	466	—	—
Income tax expense	(65)	(3)	(8)

Net income	$551	$—	$43